Shareholder Report	12 Months Ended	66 Months Ended	102 Months Ended	114 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000148875
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Emerging Markets Fund
Class Name	Class A
Trading Symbol	SDFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Defined Risk Emerging Markets Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$165	1.65%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The MSCI Emerging Markets Index had a return of 12.97% for the one year period ended June 30, 2024. China had been on a long losing streak as it deals with a myriad of problems, but in the second quarter of 2024 China finally posted a positive return. The Swan Defined Risk Emerging Markets Fund had a capture ratio greater than 60% vs. the MSCI EM Index, exceeding expectations.

Core Equity: the Fund gains its exposure to emerging markets via buy-and-hold positions in ETFs. The core equity segment of the Fund was within expectations.

Hedge: the decline in the value of the put options was within the realm of expectations. Near the end of 2023 the Fund followed its investment process and re-hedged its portfolio. Re-hedging at year-end allows the Fund to avoid the steep drop-off in value as a put option approaches expiration. Moreover, the Fund can “roll-up” the hedges to current levels.

Additional Trades: while the core equity and hedge portions performed within expectations, the additional trades component did quite well and is largely responsible for the Fund exceeding expectations over the one-year period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date				Dec. 30, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 26,318,960	$ 26,318,960	$ 26,318,960	$ 26,318,960
Holdings Count | Holding	8	8	8	8
Advisory Fees Paid, Amount	$ 195,749
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,318,960 Number of Portfolio Holdings8 Advisory Fee (net of waivers)$195,749 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.2%
Purchased Options	5.1%
Short-Term Investments	0.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core MSCI Emerging Markets ETF	93.6%
iShares MSCI Emerging Markets ETF, 12/19/25 40.0 Put	5.1%
First American Government Obligations Fund	0.7%
iShares MSCI Emerging Markets ETF, 09/20/24 39.5 Put	0.0%
iShares MSCI Emerging Markets ETF, 09/20/24 46.5 Call	0.0%
iShares MSCI Emerging Markets ETF, 08/16/24 39.5 Put	- 0.1%
iShares MSCI Emerging Markets ETF, 08/16/24 40.0 Put	- 0.1%
iShares MSCI Emerging Markets ETF, 08/16/24 45.5 Call	- 0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.swandefinedriskfunds.com
C000148876
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Emerging Markets Fund
Class Name	Class C
Trading Symbol	SDFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Defined Risk Emerging Markets Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$240	2.40%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The MSCI Emerging Markets Index had a return of 12.97% for the one year period ended June 30, 2024. China had been on a long losing streak as it deals with a myriad of problems, but in the second quarter of 2024 China finally posted a positive return. The Swan Defined Risk Emerging Markets Fund had a capture ratio greater than 60% vs. the MSCI EM Index, exceeding expectations.

Core Equity: the Fund gains its exposure to emerging markets via buy-and-hold positions in ETFs. The core equity segment of the Fund was within expectations.

Hedge: the decline in the value of the put options was within the realm of expectations. Near the end of 2023 the Fund followed its investment process and re-hedged its portfolio. Re-hedging at year-end allows the Fund to avoid the steep drop-off in value as a put option approaches expiration. Moreover, the Fund can “roll-up” the hedges to current levels.

Additional Trades: while the core equity and hedge portions performed within expectations, the additional trades component did quite well and is largely responsible for the Fund exceeding expectations over the one-year period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Swan Defined Risk Emerging Markets Fund	60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	MSCI EM (EMERGING MARKETS) Gross (USD)
Dec-2014	$10,000	$10,000	$10,000	$10,000
Jun-2015	$10,060	$10,208	$9,998	$10,330
Jun-2016	$9,127	$9,748	$10,598	$9,120
Jun-2017	$10,116	$11,097	$10,564	$11,325
Jun-2018	$10,313	$11,668	$10,522	$12,297
Jun-2019	$10,062	$12,184	$11,350	$12,495
Jun-2020	$9,474	$12,454	$12,342	$12,114
Jun-2021	$10,762	$15,346	$12,301	$17,124
Jun-2022	$9,278	$12,385	$11,035	$12,843
Jun-2023	$9,348	$12,540	$10,932	$13,128
Jun-2024	$10,014	$13,660	$11,219	$14,831

Performance Inception Date				Dec. 30, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 26,318,960	$ 26,318,960	$ 26,318,960	$ 26,318,960
Holdings Count | Holding	8	8	8	8
Advisory Fees Paid, Amount	$ 195,749
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,318,960 Number of Portfolio Holdings8 Advisory Fee (net of waivers)$195,749 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.2%
Purchased Options	5.1%
Short-Term Investments	0.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core MSCI Emerging Markets ETF	93.6%
iShares MSCI Emerging Markets ETF, 12/19/25 40.0 Put	5.1%
First American Government Obligations Fund	0.7%
iShares MSCI Emerging Markets ETF, 09/20/24 39.5 Put	0.0%
iShares MSCI Emerging Markets ETF, 09/20/24 46.5 Call	0.0%
iShares MSCI Emerging Markets ETF, 08/16/24 39.5 Put	- 0.1%
iShares MSCI Emerging Markets ETF, 08/16/24 40.0 Put	- 0.1%
iShares MSCI Emerging Markets ETF, 08/16/24 45.5 Call	- 0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.swandefinedriskfunds.com
C000148877
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Emerging Markets Fund
Class Name	Class I
Trading Symbol	SDFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Defined Risk Emerging Markets Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$140	1.40%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The MSCI Emerging Markets Index had a return of 12.97% for the one year period ended June 30, 2024. China had been on a long losing streak as it deals with a myriad of problems, but in the second quarter of 2024 China finally posted a positive return. The Swan Defined Risk Emerging Markets Fund had a capture ratio greater than 60% vs. the MSCI EM Index, exceeding expectations.

Core Equity: the Fund gains its exposure to emerging markets via buy-and-hold positions in ETFs. The core equity segment of the Fund was within expectations.

Hedge: the decline in the value of the put options was within the realm of expectations. Near the end of 2023 the Fund followed its investment process and re-hedged its portfolio. Re-hedging at year-end allows the Fund to avoid the steep drop-off in value as a put option approaches expiration. Moreover, the Fund can “roll-up” the hedges to current levels.

Additional Trades: while the core equity and hedge portions performed within expectations, the additional trades component did quite well and is largely responsible for the Fund exceeding expectations over the one-year period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Swan Defined Risk Emerging Markets Fund	60% - MSCI Emerging Markets Index / 40% - Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	MSCI EM (EMERGING MARKETS) Gross (USD)
Dec-2014	$10,000	$10,000	$10,000	$10,000
Jun-2015	$10,100	$10,208	$9,998	$10,330
Jun-2016	$9,251	$9,748	$10,598	$9,120
Jun-2017	$10,359	$11,097	$10,564	$11,325
Jun-2018	$10,661	$11,668	$10,522	$12,297
Jun-2019	$10,504	$12,184	$11,350	$12,495
Jun-2020	$9,993	$12,454	$12,342	$12,114
Jun-2021	$11,470	$15,346	$12,301	$17,124
Jun-2022	$9,982	$12,385	$11,035	$12,843
Jun-2023	$10,157	$12,540	$10,932	$13,128
Jun-2024	$10,994	$13,660	$11,219	$14,831

Performance Inception Date				Dec. 30, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 26,318,960	$ 26,318,960	$ 26,318,960	$ 26,318,960
Holdings Count | Holding	8	8	8	8
Advisory Fees Paid, Amount	$ 195,749
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,318,960 Number of Portfolio Holdings8 Advisory Fee (net of waivers)$195,749 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.2%
Purchased Options	5.1%
Short-Term Investments	0.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core MSCI Emerging Markets ETF	93.6%
iShares MSCI Emerging Markets ETF, 12/19/25 40.0 Put	5.1%
First American Government Obligations Fund	0.7%
iShares MSCI Emerging Markets ETF, 09/20/24 39.5 Put	0.0%
iShares MSCI Emerging Markets ETF, 09/20/24 46.5 Call	0.0%
iShares MSCI Emerging Markets ETF, 08/16/24 39.5 Put	- 0.1%
iShares MSCI Emerging Markets ETF, 08/16/24 40.0 Put	- 0.1%
iShares MSCI Emerging Markets ETF, 08/16/24 45.5 Call	- 0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.swandefinedriskfunds.com
C000161877
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Foreign Fund
Class Name	Class A
Trading Symbol	SDJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Defined Risk Foreign Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$165	1.65%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: International markets, as measured by the MSCI ACWI ex-US, posted decent one-year returns of 11.6% through June 30th, 2024. If one were to remove the detrimental impact of the strong dollar, the MSCI ACWI ex-US would have had a return of 15.3%. Japan’s reemergence after a long hiatus has been a welcome development for investors in overseas markets. The Swan Defined Risk Foreign Fund had a one-year capture ratio of just over 40% is within the expected range, albeit on the lower end.

Core Equity: the ETFs used to for exposure to international markets are pegged to the MSCI EAFE index and served as a close proxy for the MSCI ACWI ex-US. The segment of the Fund generated positive returns by tracking the market.

Hedge: put options will decline in value due to the passage of time, if the underlying asset increases in value, or if volatility decreases. All three of these factors came into play over the 12 months. The Fund did engage in its annual re-hedge in late December 2023. By rolling out of the two-year put options purchased in December 2022, the Fund accomplished two things. First, it was able to avoid the steep decline in value that occurs as the option gets close to expiration. Second, by re-hedging the Fund ratcheted up the hedge levels to where international markets were at the end of 2023.

Additional Trades: the goal of the additional trades is to offset some of the carrying cost of the put options used to hedge the Fund. These trades were able to generate positive returns and offset some of the hedge costs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 27,310,039	$ 27,310,039	$ 27,310,039	$ 27,310,039
Holdings Count | Holding	5	5	5	5
Advisory Fees Paid, Amount	$ 191,165
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,310,039
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$191,165
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.1%
Purchased Options	4.2%
Short-Term Investments	1.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	94.4%
iShares MSCI EAFE ETF, 12/19/25 75.0 Put	4.2%
First American Government Obligations Fund	1.7%
iShares MSCI EAFE ETF, 08/16/24 85.0 Call	- 0.1%
iShares MSCI EAFE ETF, 08/16/24 76.0 Put	- 0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000161878
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Foreign Fund
Class Name	Class C
Trading Symbol	SDJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Defined Risk Foreign Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$240	2.40%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: International markets, as measured by the MSCI ACWI ex-US, posted decent one-year returns of 11.6% through June 30th, 2024. If one were to remove the detrimental impact of the strong dollar, the MSCI ACWI ex-US would have had a return of 15.3%. Japan’s reemergence after a long hiatus has been a welcome development for investors in overseas markets. The Swan Defined Risk Foreign Fund had a one-year capture ratio of just over 40% is within the expected range, albeit on the lower end.

Core Equity: the ETFs used to for exposure to international markets are pegged to the MSCI EAFE index and served as a close proxy for the MSCI ACWI ex-US. The segment of the Fund generated positive returns by tracking the market.

Hedge: put options will decline in value due to the passage of time, if the underlying asset increases in value, or if volatility decreases. All three of these factors came into play over the 12 months. The Fund did engage in its annual re-hedge in late December 2023. By rolling out of the two-year put options purchased in December 2022, the Fund accomplished two things. First, it was able to avoid the steep decline in value that occurs as the option gets close to expiration. Second, by re-hedging the Fund ratcheted up the hedge levels to where international markets were at the end of 2023.

Additional Trades: the goal of the additional trades is to offset some of the carrying cost of the put options used to hedge the Fund. These trades were able to generate positive returns and offset some of the hedge costs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Swan Defined Risk Foreign Fund	60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI ex USA Net (USD)
Dec-2015	$10,000	$10,000	$10,000	$10,000
Jun-2016	$9,820	$10,117	$10,556	$9,807
Jun-2017	$10,651	$11,305	$10,523	$11,813
Jun-2018	$10,691	$11,788	$10,481	$12,672
Jun-2019	$10,510	$12,280	$11,306	$12,836
Jun-2020	$10,503	$12,399	$12,294	$12,219
Jun-2021	$11,827	$14,915	$12,253	$16,584
Jun-2022	$10,570	$12,567	$10,992	$13,363
Jun-2023	$11,575	$13,479	$10,889	$15,063
Jun-2024	$12,036	$14,563	$11,175	$16,814

Performance Inception Date			Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 27,310,039	$ 27,310,039	$ 27,310,039	$ 27,310,039
Holdings Count | Holding	5	5	5	5
Advisory Fees Paid, Amount	$ 191,165
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,310,039
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$191,165
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.1%
Purchased Options	4.2%
Short-Term Investments	1.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	94.4%
iShares MSCI EAFE ETF, 12/19/25 75.0 Put	4.2%
First American Government Obligations Fund	1.7%
iShares MSCI EAFE ETF, 08/16/24 85.0 Call	- 0.1%
iShares MSCI EAFE ETF, 08/16/24 76.0 Put	- 0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000161879
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Foreign Fund
Class Name	Class I
Trading Symbol	SDJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Defined Risk Foreign Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$140	1.40%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: International markets, as measured by the MSCI ACWI ex-US, posted decent one-year returns of 11.6% through June 30th, 2024. If one were to remove the detrimental impact of the strong dollar, the MSCI ACWI ex-US would have had a return of 15.3%. Japan’s reemergence after a long hiatus has been a welcome development for investors in overseas markets. The Swan Defined Risk Foreign Fund had a one-year capture ratio of just over 40% is within the expected range, albeit on the lower end.

Core Equity: the ETFs used to for exposure to international markets are pegged to the MSCI EAFE index and served as a close proxy for the MSCI ACWI ex-US. The segment of the Fund generated positive returns by tracking the market.

Hedge: put options will decline in value due to the passage of time, if the underlying asset increases in value, or if volatility decreases. All three of these factors came into play over the 12 months. The Fund did engage in its annual re-hedge in late December 2023. By rolling out of the two-year put options purchased in December 2022, the Fund accomplished two things. First, it was able to avoid the steep decline in value that occurs as the option gets close to expiration. Second, by re-hedging the Fund ratcheted up the hedge levels to where international markets were at the end of 2023.

Additional Trades: the goal of the additional trades is to offset some of the carrying cost of the put options used to hedge the Fund. These trades were able to generate positive returns and offset some of the hedge costs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Swan Defined Risk Foreign Fund	60% - MSCI ACWI Ex USA Index USD / 40% - Bloomberg U.S. Aggregate Bond Index.	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI ex USA Net (USD)
Dec-2015	$10,000	$10,000	$10,000	$10,000
Jun-2016	$9,860	$10,117	$10,556	$9,807
Jun-2017	$10,799	$11,305	$10,523	$11,813
Jun-2018	$10,955	$11,788	$10,481	$12,672
Jun-2019	$10,877	$12,280	$11,306	$12,836
Jun-2020	$10,982	$12,399	$12,294	$12,219
Jun-2021	$12,500	$14,915	$12,253	$16,584
Jun-2022	$11,277	$12,567	$10,992	$13,363
Jun-2023	$12,468	$13,479	$10,889	$15,063
Jun-2024	$13,096	$14,563	$11,175	$16,814

Performance Inception Date			Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 27,310,039	$ 27,310,039	$ 27,310,039	$ 27,310,039
Holdings Count | Holding	5	5	5	5
Advisory Fees Paid, Amount	$ 191,165
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,310,039
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$191,165
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.1%
Purchased Options	4.2%
Short-Term Investments	1.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	94.4%
iShares MSCI EAFE ETF, 12/19/25 75.0 Put	4.2%
First American Government Obligations Fund	1.7%
iShares MSCI EAFE ETF, 08/16/24 85.0 Call	- 0.1%
iShares MSCI EAFE ETF, 08/16/24 76.0 Put	- 0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000115777
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Fund
Class Name	Class A
Trading Symbol	SDRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$146	1.46%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The S&P 500 has set numerous all-time highs throughout the first half of 2024, climbing ever higher. As of June 30th, the S&P 500 closed just short of the 5,500 level and posted a one-year gain of 24.56%. Although the possibility of numerous rate cuts throughout 2024 has diminished, investors remain bullish.

Over this same period the Swan Defined Risk Fund returned roughly half of the S&P 500’s 24.56%, within expectations for a hedged equity fund during a bull market.

Core Equity: the core equity element is invested in ETFs that track the S&P 500 or sectors of the S&P 500. This section of the Fund’s returns was slightly less than expected, due to the blowout performance of one stock, NVIDIA. SEC rules prohibit ETFs from being overly concentrated in a few stocks. One of the ETFs used by the Fund, the Technology Select Sector SPDR Fund (XLK) wasn’t permitted to maintain a market-cap weighted stake in NVIDIA and therefore did not enjoy the full benefit of NVIDIA’s rise.

Hedge: the Fund hedges its exposure to the market via the use of put options. As put options are inversely correlated with the market, it is expected that the hedge section would have negative returns if the market is setting all-time highs. Over the last 12 months the Fund has taken several steps to maintain the proper hedge level. In September 2023 the Fund rolled up the strike prices of the put options to hedge the year-to-date gains. In late December 2023 the Fund completed its annual re-hedge process, raising the hedge levels to 5000 in S&P 500. Finally, in June 2023 the Fund purchased some additional, shorter-term put options to hedge 2024’s market gains. Over the last year put options have been cheap compared to historic standards as investors seem to think the risk of a bear market is slim.

Additional Trades: the Fund also engages in shorter-term, premium collection trades with the goal of offsetting the carrying costs of the hedges. These trades were slightly negative over the last year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 712,899,697	$ 712,899,697	$ 712,899,697	$ 712,899,697
Holdings Count | Holding	48	48	48	48
Advisory Fees Paid, Amount	$ 7,500,431
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$712,899,697
Number of Portfolio Holdings	48
Advisory Fee	$7,500,431
Portfolio Turnover	12%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	93.5%
Purchased Options	4.6%
Short-Term Investments	1.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	50.0%
Technology Select Sector SPDR Fund	14.7%
Financial Select Sector SPDR Fund	5.7%
Health Care Select Sector SPDR Fund	5.4%
Consumer Discretionary Select Sector SPDR Fund	4.5%
Communication Services Select Sector SPDR Fund	4.2%
Industrial Select Sector SPDR Fund	3.7%
S&P 500 Index, 12/19/25 5000.0 Put	3.1%
Consumer Staples Select Sector SPDR Fund	2.6%
First American Government Obligations Fund	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000115778
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Fund
Class Name	Class C
Trading Symbol	SDRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$221	2.21%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	2.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The S&P 500 has set numerous all-time highs throughout the first half of 2024, climbing ever higher. As of June 30th, the S&P 500 closed just short of the 5,500 level and posted a one-year gain of 24.56%. Although the possibility of numerous rate cuts throughout 2024 has diminished, investors remain bullish.

Over this same period the Swan Defined Risk Fund returned roughly half of the S&P 500’s 24.56%, within expectations for a hedged equity fund during a bull market.

Core Equity: the core equity element is invested in ETFs that track the S&P 500 or sectors of the S&P 500. This section of the Fund’s returns was slightly less than expected, due to the blowout performance of one stock, NVIDIA. SEC rules prohibit ETFs from being overly concentrated in a few stocks. One of the ETFs used by the Fund, the Technology Select Sector SPDR Fund (XLK) wasn’t permitted to maintain a market-cap weighted stake in NVIDIA and therefore did not enjoy the full benefit of NVIDIA’s rise.

Hedge: the Fund hedges its exposure to the market via the use of put options. As put options are inversely correlated with the market, it is expected that the hedge section would have negative returns if the market is setting all-time highs. Over the last 12 months the Fund has taken several steps to maintain the proper hedge level. In September 2023 the Fund rolled up the strike prices of the put options to hedge the year-to-date gains. In late December 2023 the Fund completed its annual re-hedge process, raising the hedge levels to 5000 in S&P 500. Finally, in June 2023 the Fund purchased some additional, shorter-term put options to hedge 2024’s market gains. Over the last year put options have been cheap compared to historic standards as investors seem to think the risk of a bear market is slim.

Additional Trades: the Fund also engages in shorter-term, premium collection trades with the goal of offsetting the carrying costs of the hedges. These trades were slightly negative over the last year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Swan Defined Risk Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Jun-2014	$10,000	$10,000	$10,000	$10,000
Jun-2015	$10,052	$10,742	$10,186	$10,528
Jun-2016	$9,914	$11,171	$10,797	$11,058
Jun-2017	$10,402	$13,170	$10,763	$12,200
Jun-2018	$10,783	$15,064	$10,720	$13,218
Jun-2019	$10,887	$16,633	$11,564	$14,522
Jun-2020	$10,650	$17,881	$12,575	$15,768
Jun-2021	$12,626	$25,175	$12,533	$19,397
Jun-2022	$11,569	$22,503	$11,243	$17,410
Jun-2023	$12,453	$26,912	$11,137	$19,367
Jun-2024	$13,758	$33,521	$11,430	$22,354

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Swan Defined Risk Fund	10.49%	4.79%	3.24%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend	15.42%	9.01%	8.38%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 712,899,697	$ 712,899,697	$ 712,899,697	$ 712,899,697
Holdings Count | Holding	48	48	48	48
Advisory Fees Paid, Amount	$ 7,500,431
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$712,899,697
Number of Portfolio Holdings	48
Advisory Fee	$7,500,431
Portfolio Turnover	12%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	93.5%
Purchased Options	4.6%
Short-Term Investments	1.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	50.0%
Technology Select Sector SPDR Fund	14.7%
Financial Select Sector SPDR Fund	5.7%
Health Care Select Sector SPDR Fund	5.4%
Consumer Discretionary Select Sector SPDR Fund	4.5%
Communication Services Select Sector SPDR Fund	4.2%
Industrial Select Sector SPDR Fund	3.7%
S&P 500 Index, 12/19/25 5000.0 Put	3.1%
Consumer Staples Select Sector SPDR Fund	2.6%
First American Government Obligations Fund	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000115779
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Fund
Class Name	Class I
Trading Symbol	SDRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Defined Risk Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$121	1.21%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The S&P 500 has set numerous all-time highs throughout the first half of 2024, climbing ever higher. As of June 30th, the S&P 500 closed just short of the 5,500 level and posted a one-year gain of 24.56%. Although the possibility of numerous rate cuts throughout 2024 has diminished, investors remain bullish.

Over this same period the Swan Defined Risk Fund returned roughly half of the S&P 500’s 24.56%, within expectations for a hedged equity fund during a bull market.

Core Equity: the core equity element is invested in ETFs that track the S&P 500 or sectors of the S&P 500. This section of the Fund’s returns was slightly less than expected, due to the blowout performance of one stock, NVIDIA. SEC rules prohibit ETFs from being overly concentrated in a few stocks. One of the ETFs used by the Fund, the Technology Select Sector SPDR Fund (XLK) wasn’t permitted to maintain a market-cap weighted stake in NVIDIA and therefore did not enjoy the full benefit of NVIDIA’s rise.

Hedge: the Fund hedges its exposure to the market via the use of put options. As put options are inversely correlated with the market, it is expected that the hedge section would have negative returns if the market is setting all-time highs. Over the last 12 months the Fund has taken several steps to maintain the proper hedge level. In September 2023 the Fund rolled up the strike prices of the put options to hedge the year-to-date gains. In late December 2023 the Fund completed its annual re-hedge process, raising the hedge levels to 5000 in S&P 500. Finally, in June 2023 the Fund purchased some additional, shorter-term put options to hedge 2024’s market gains. Over the last year put options have been cheap compared to historic standards as investors seem to think the risk of a bear market is slim.

Additional Trades: the Fund also engages in shorter-term, premium collection trades with the goal of offsetting the carrying costs of the hedges. These trades were slightly negative over the last year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Swan Defined Risk Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Jun-2014	$10,000	$10,000	$10,000	$10,000
Jun-2015	$10,157	$10,742	$10,186	$10,528
Jun-2016	$10,117	$11,171	$10,797	$11,058
Jun-2017	$10,723	$13,170	$10,763	$12,200
Jun-2018	$11,219	$15,064	$10,720	$13,218
Jun-2019	$11,439	$16,633	$11,564	$14,522
Jun-2020	$11,307	$17,881	$12,575	$15,768
Jun-2021	$13,541	$25,175	$12,533	$19,397
Jun-2022	$12,520	$22,503	$11,243	$17,410
Jun-2023	$13,604	$26,912	$11,137	$19,367
Jun-2024	$15,173	$33,521	$11,430	$22,354

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Swan Defined Risk Fund	11.53%	5.81%	4.26%
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend	15.42%	9.01%	8.38%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 712,899,697	$ 712,899,697	$ 712,899,697	$ 712,899,697
Holdings Count | Holding	48	48	48	48
Advisory Fees Paid, Amount	$ 7,500,431
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$712,899,697
Number of Portfolio Holdings	48
Advisory Fee	$7,500,431
Portfolio Turnover	12%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	93.5%
Purchased Options	4.6%
Short-Term Investments	1.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	50.0%
Technology Select Sector SPDR Fund	14.7%
Financial Select Sector SPDR Fund	5.7%
Health Care Select Sector SPDR Fund	5.4%
Consumer Discretionary Select Sector SPDR Fund	4.5%
Communication Services Select Sector SPDR Fund	4.2%
Industrial Select Sector SPDR Fund	3.7%
S&P 500 Index, 12/19/25 5000.0 Put	3.1%
Consumer Staples Select Sector SPDR Fund	2.6%
First American Government Obligations Fund	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000205842
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Growth Fund
Class Name	Class A
Trading Symbol	SDAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$165	1.65%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The Swan Defined Risk Growth Fund was designed as a hedged equity strategy that gives investors more upside participation in bull markets than a traditional hedged equity approach. The trade-off is a larger downside participation in falling market. With the S&P 500 setting record highs and posting a one-year return of 24.56%, this was a favorable environment for the Fund. The Fund captured two-thirds of the S&P 500’s move, right in-line with expectations for the Fund.

Core Equity: the Fund’s design augments its up capture in bull markets in two ways. First, by having put options slightly out-of-the-money the Fund is able to dedicate a larger portion of its capital to the S&P 500 ETFs. Second, the Fund buys additional upside exposure in the form of call spreads, which supplement the upside participation. With the S&P 500 hitting all-time highs, both elements were favorable to the Fund’s performance.

Hedge: put options decline in value as the underlying asset increases in value, so it is no surprise that the hedge segment of the Fund had a negative return over the 12-month period. The Fund did take active measures to hedge the S&P 500’s gains. In the autumn of last year the Fund ratcheted up the put options to hedge the year-to-date gains. In the last week of 2023 the Fund did its annual re-hedge, buying S&P 500 put options with a strike price of 4700. Finally, in June 2023 the Fund purchased some additional, shorter-term put options to hedge 2024’s market gains.

Additional Trades: the third component of the Fund is the buying and selling of shorter-term options with the goal of generating a modest return to help offset the carrying cost of the hedge. Unfortunately these trades were slightly negative over the last year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Dec. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 34,236,755	$ 34,236,755	$ 34,236,755	$ 34,236,755
Holdings Count | Holding	39	39	39	39
Advisory Fees Paid, Amount	$ 345,864
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$34,236,755 Number of Portfolio Holdings39 Advisory Fee (net of waivers)$345,864 Portfolio Turnover16%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.3%
Purchased Options	9.4%
Short-Term Investments	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	94.3%
S&P 500 Index, 12/19/25 5400.0 Call	6.2%
S&P 500 Index, 12/19/25 4700.0 Put	2.2%
First American Government Obligations Fund	1.1%
S&P 500 Index, 12/20/24 4500.0 Put	0.5%
S&P 500 Index, 10/18/24 4700.0 Put	0.3%
Goldman Sachs Financial Square - Treasury Instruments Fund	0.3%
S&P 500 Index, 12/20/24 3750.0 Put	0.2%
S&P 500 Index, 09/20/24 4500.0 Put	0.1%
S&P 500 Index, 10/18/24 4000.0 Put	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000205843
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Growth Fund
Class Name	Class C
Trading Symbol	SDACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$240	2.40%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The Swan Defined Risk Growth Fund was designed as a hedged equity strategy that gives investors more upside participation in bull markets than a traditional hedged equity approach. The trade-off is a larger downside participation in falling market. With the S&P 500 setting record highs and posting a one-year return of 24.56%, this was a favorable environment for the Fund. The Fund captured two-thirds of the S&P 500’s move, right in-line with expectations for the Fund.

Core Equity: the Fund’s design augments its up capture in bull markets in two ways. First, by having put options slightly out-of-the-money the Fund is able to dedicate a larger portion of its capital to the S&P 500 ETFs. Second, the Fund buys additional upside exposure in the form of call spreads, which supplement the upside participation. With the S&P 500 hitting all-time highs, both elements were favorable to the Fund’s performance.

Hedge: put options decline in value as the underlying asset increases in value, so it is no surprise that the hedge segment of the Fund had a negative return over the 12-month period. The Fund did take active measures to hedge the S&P 500’s gains. In the autumn of last year the Fund ratcheted up the put options to hedge the year-to-date gains. In the last week of 2023 the Fund did its annual re-hedge, buying S&P 500 put options with a strike price of 4700. Finally, in June 2023 the Fund purchased some additional, shorter-term put options to hedge 2024’s market gains.

Additional Trades: the third component of the Fund is the buying and selling of shorter-term options with the goal of generating a modest return to help offset the carrying cost of the hedge. Unfortunately these trades were slightly negative over the last year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Swan Defined Risk Growth Fund	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.	Bloomberg U.S. Aggregate Bond Index	S&P 500 Index
Dec-2018	$10,000	$10,000	$10,000	$10,000
Jun-2019	$11,380	$11,428	$10,642	$11,943
Jun-2020	$12,032	$12,408	$11,572	$12,840
Jun-2021	$15,152	$15,264	$11,533	$18,077
Jun-2022	$13,476	$13,701	$10,346	$16,158
Jun-2023	$14,743	$15,241	$10,249	$19,324
Jun-2024	$17,015	$17,592	$10,519	$24,070

Performance Inception Date		Dec. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 34,236,755	$ 34,236,755	$ 34,236,755	$ 34,236,755
Holdings Count | Holding	39	39	39	39
Advisory Fees Paid, Amount	$ 345,864
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$34,236,755 Number of Portfolio Holdings39 Advisory Fee (net of waivers)$345,864 Portfolio Turnover16%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.3%
Purchased Options	9.4%
Short-Term Investments	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	94.3%
S&P 500 Index, 12/19/25 5400.0 Call	6.2%
S&P 500 Index, 12/19/25 4700.0 Put	2.2%
First American Government Obligations Fund	1.1%
S&P 500 Index, 12/20/24 4500.0 Put	0.5%
S&P 500 Index, 10/18/24 4700.0 Put	0.3%
Goldman Sachs Financial Square - Treasury Instruments Fund	0.3%
S&P 500 Index, 12/20/24 3750.0 Put	0.2%
S&P 500 Index, 09/20/24 4500.0 Put	0.1%
S&P 500 Index, 10/18/24 4000.0 Put	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000205844
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk Growth Fund
Class Name	Class I
Trading Symbol	SDAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Defined Risk Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$140	1.40%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: The Swan Defined Risk Growth Fund was designed as a hedged equity strategy that gives investors more upside participation in bull markets than a traditional hedged equity approach. The trade-off is a larger downside participation in falling market. With the S&P 500 setting record highs and posting a one-year return of 24.56%, this was a favorable environment for the Fund. The Fund captured two-thirds of the S&P 500’s move, right in-line with expectations for the Fund.

Core Equity: the Fund’s design augments its up capture in bull markets in two ways. First, by having put options slightly out-of-the-money the Fund is able to dedicate a larger portion of its capital to the S&P 500 ETFs. Second, the Fund buys additional upside exposure in the form of call spreads, which supplement the upside participation. With the S&P 500 hitting all-time highs, both elements were favorable to the Fund’s performance.

Hedge: put options decline in value as the underlying asset increases in value, so it is no surprise that the hedge segment of the Fund had a negative return over the 12-month period. The Fund did take active measures to hedge the S&P 500’s gains. In the autumn of last year the Fund ratcheted up the put options to hedge the year-to-date gains. In the last week of 2023 the Fund did its annual re-hedge, buying S&P 500 put options with a strike price of 4700. Finally, in June 2023 the Fund purchased some additional, shorter-term put options to hedge 2024’s market gains.

Additional Trades: the third component of the Fund is the buying and selling of shorter-term options with the goal of generating a modest return to help offset the carrying cost of the hedge. Unfortunately these trades were slightly negative over the last year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Swan Defined Risk Growth Fund	60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index.	Bloomberg U.S. Aggregate Bond Index	S&P 500 Index
Dec-2018	$10,000	$10,000	$10,000	$10,000
Jun-2019	$11,380	$11,428	$10,642	$11,943
Jun-2020	$12,073	$12,408	$11,572	$12,840
Jun-2021	$15,359	$15,264	$11,533	$18,077
Jun-2022	$13,785	$13,701	$10,346	$16,158
Jun-2023	$15,247	$15,241	$10,249	$19,324
Jun-2024	$17,777	$17,592	$10,519	$24,070

Performance Inception Date		Dec. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 34,236,755	$ 34,236,755	$ 34,236,755	$ 34,236,755
Holdings Count | Holding	39	39	39	39
Advisory Fees Paid, Amount	$ 345,864
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$34,236,755 Number of Portfolio Holdings39 Advisory Fee (net of waivers)$345,864 Portfolio Turnover16%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.3%
Purchased Options	9.4%
Short-Term Investments	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	94.3%
S&P 500 Index, 12/19/25 5400.0 Call	6.2%
S&P 500 Index, 12/19/25 4700.0 Put	2.2%
First American Government Obligations Fund	1.1%
S&P 500 Index, 12/20/24 4500.0 Put	0.5%
S&P 500 Index, 10/18/24 4700.0 Put	0.3%
Goldman Sachs Financial Square - Treasury Instruments Fund	0.3%
S&P 500 Index, 12/20/24 3750.0 Put	0.2%
S&P 500 Index, 09/20/24 4500.0 Put	0.1%
S&P 500 Index, 10/18/24 4000.0 Put	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000161880
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk U.S. Small Cap Fund
Class Name	Class A
Trading Symbol	SDCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Defined Risk U.S. Small Cap Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$165	1.65%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: While the small cap market did have decent absolute returns over the last year, on a relative basis the Russell 2000 Index of small cap stocks trailed the S&P 500 by a wide margin, 10.06% vs. 24.56%. Broadly speaking the market has been driven primarily by the A.I. narrative. The beneficiaries have been “The Magnificent Seven,” all mega-cap names. Small cap stocks are generally assumed to lack the enormous capital requirements needed to ride the A.I. wave and are also more susceptible to the negative impacts of a “higher, longer” interest rate environment.

The Swan Defined Risk U.S. Small Cap Fund had a capture ratio of roughly 40% relative to the Russell 2000’s return of 10.06%. This lies within the lower end of expectations for the Fund.

Core Equity: the Fund gains its exposure to the small cap market via ETFs that track the Russell 2000 index. These ETFs typically make up about 90% of the Fund’s holdings and performed in-line with expectations.

Hedge: the put options used to hedge the Fund’s exposure declined in value due to several factors. First, the 10% rise in the Russell 2000 index diminished the value of the put options, as expected. Second, options become less valuable with the passage of time, a factor known as “time decay.” Finally, an overall decrease in volatility has diminished the value of put options. The Fund did re-hedge its portfolio in December of 2023, resetting the hedges to end-of-year levels.

Additional Trades: a portion of the losses in the hedge segment was offset by profits in the additional trades segment of the Fund. By buying and selling shorter-term put and call options and collecting the premium, the Fund was able to generate positive returns over the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 31,074,999	$ 31,074,999	$ 31,074,999	$ 31,074,999
Holdings Count | Holding	7	7	7	7
Advisory Fees Paid, Amount	$ 242,712
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$31,074,999 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$242,712 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.4%
Purchased Options	8.3%
Short-Term Investments	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Russell 2000 ETF	90.8%
Russell 2000 Index, 12/19/25 2150.0 Put	8.3%
First American Government Obligations Fund	1.3%
iShares MSCI EAFE ETF, 08/16/24 73.0 Put	- 0.1%
iShares MSCI EAFE ETF, 08/16/24 83.0 Call	- 0.1%
Russell 2000 Index, 08/16/24 2205.0 Call	- 0.1%
Russell 2000 Index, 08/16/24 1895.0 Put	- 0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000161881
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk U.S. Small Cap Fund
Class Name	Class C
Trading Symbol	SDCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Defined Risk U.S. Small Cap Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$240	2.40%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: While the small cap market did have decent absolute returns over the last year, on a relative basis the Russell 2000 Index of small cap stocks trailed the S&P 500 by a wide margin, 10.06% vs. 24.56%. Broadly speaking the market has been driven primarily by the A.I. narrative. The beneficiaries have been “The Magnificent Seven,” all mega-cap names. Small cap stocks are generally assumed to lack the enormous capital requirements needed to ride the A.I. wave and are also more susceptible to the negative impacts of a “higher, longer” interest rate environment.

The Swan Defined Risk U.S. Small Cap Fund had a capture ratio of roughly 40% relative to the Russell 2000’s return of 10.06%. This lies within the lower end of expectations for the Fund.

Core Equity: the Fund gains its exposure to the small cap market via ETFs that track the Russell 2000 index. These ETFs typically make up about 90% of the Fund’s holdings and performed in-line with expectations.

Hedge: the put options used to hedge the Fund’s exposure declined in value due to several factors. First, the 10% rise in the Russell 2000 index diminished the value of the put options, as expected. Second, options become less valuable with the passage of time, a factor known as “time decay.” Finally, an overall decrease in volatility has diminished the value of put options. The Fund did re-hedge its portfolio in December of 2023, resetting the hedges to end-of-year levels.

Additional Trades: a portion of the losses in the hedge segment was offset by profits in the additional trades segment of the Fund. By buying and selling shorter-term put and call options and collecting the premium, the Fund was able to generate positive returns over the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Swan Defined Risk U.S. Small Cap Fund	60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	Russell 2000 Total Return
Dec-2015	$10,000	$10,000	$10,000	$10,000
Jun-2016	$10,250	$10,244	$10,556	$10,005
Jun-2017	$11,474	$11,708	$10,523	$12,467
Jun-2018	$12,207	$12,899	$10,481	$14,657
Jun-2019	$11,655	$13,132	$11,306	$14,172
Jun-2020	$11,324	$13,186	$12,294	$13,233
Jun-2021	$14,985	$17,690	$12,253	$21,441
Jun-2022	$12,568	$14,274	$10,992	$16,038
Jun-2023	$12,947	$15,326	$10,889	$18,012
Jun-2024	$13,337	$16,458	$11,175	$19,823

Performance Inception Date			Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 31,074,999	$ 31,074,999	$ 31,074,999	$ 31,074,999
Holdings Count | Holding	7	7	7	7
Advisory Fees Paid, Amount	$ 242,712
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$31,074,999 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$242,712 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.4%
Purchased Options	8.3%
Short-Term Investments	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Russell 2000 ETF	90.8%
Russell 2000 Index, 12/19/25 2150.0 Put	8.3%
First American Government Obligations Fund	1.3%
iShares MSCI EAFE ETF, 08/16/24 73.0 Put	- 0.1%
iShares MSCI EAFE ETF, 08/16/24 83.0 Call	- 0.1%
Russell 2000 Index, 08/16/24 2205.0 Call	- 0.1%
Russell 2000 Index, 08/16/24 1895.0 Put	- 0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000161882
Shareholder Report [Line Items]
Fund Name	Swan Defined Risk U.S. Small Cap Fund
Class Name	Class I
Trading Symbol	SDCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Defined Risk U.S. Small Cap Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.swandefinedriskfunds.com. You can also request this information by contacting us at 1-877-896-2590.
Additional Information Phone Number	1-877-896-2590
Additional Information Website	www.swandefinedriskfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$140	1.40%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: While the small cap market did have decent absolute returns over the last year, on a relative basis the Russell 2000 Index of small cap stocks trailed the S&P 500 by a wide margin, 10.06% vs. 24.56%. Broadly speaking the market has been driven primarily by the A.I. narrative. The beneficiaries have been “The Magnificent Seven,” all mega-cap names. Small cap stocks are generally assumed to lack the enormous capital requirements needed to ride the A.I. wave and are also more susceptible to the negative impacts of a “higher, longer” interest rate environment.

The Swan Defined Risk U.S. Small Cap Fund had a capture ratio of roughly 40% relative to the Russell 2000’s return of 10.06%. This lies within the lower end of expectations for the Fund.

Core Equity: the Fund gains its exposure to the small cap market via ETFs that track the Russell 2000 index. These ETFs typically make up about 90% of the Fund’s holdings and performed in-line with expectations.

Hedge: the put options used to hedge the Fund’s exposure declined in value due to several factors. First, the 10% rise in the Russell 2000 index diminished the value of the put options, as expected. Second, options become less valuable with the passage of time, a factor known as “time decay.” Finally, an overall decrease in volatility has diminished the value of put options. The Fund did re-hedge its portfolio in December of 2023, resetting the hedges to end-of-year levels.

Additional Trades: a portion of the losses in the hedge segment was offset by profits in the additional trades segment of the Fund. By buying and selling shorter-term put and call options and collecting the premium, the Fund was able to generate positive returns over the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Swan Defined Risk U.S. Small Cap Fund	60% - Russell 2000 Total Return Index / 40% - Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	Russell 2000 Total Return
Dec-2015	$10,000	$10,000	$10,000	$10,000
Jun-2016	$10,280	$10,244	$10,556	$10,005
Jun-2017	$11,625	$11,708	$10,523	$12,467
Jun-2018	$12,498	$12,899	$10,481	$14,657
Jun-2019	$12,056	$13,132	$11,306	$14,172
Jun-2020	$11,825	$13,186	$12,294	$13,233
Jun-2021	$15,801	$17,690	$12,253	$21,441
Jun-2022	$13,391	$14,274	$10,992	$16,038
Jun-2023	$13,937	$15,326	$10,889	$18,012
Jun-2024	$14,497	$16,458	$11,175	$19,823

Performance Inception Date			Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 31,074,999	$ 31,074,999	$ 31,074,999	$ 31,074,999
Holdings Count | Holding	7	7	7	7
Advisory Fees Paid, Amount	$ 242,712
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$31,074,999 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$242,712 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.4%
Purchased Options	8.3%
Short-Term Investments	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Russell 2000 ETF	90.8%
Russell 2000 Index, 12/19/25 2150.0 Put	8.3%
First American Government Obligations Fund	1.3%
iShares MSCI EAFE ETF, 08/16/24 73.0 Put	- 0.1%
iShares MSCI EAFE ETF, 08/16/24 83.0 Call	- 0.1%
Russell 2000 Index, 08/16/24 2205.0 Call	- 0.1%
Russell 2000 Index, 08/16/24 1895.0 Put	- 0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.